Stockholders' Equity (Details 5) (Restricted Stock [Member], USD $)	9 Months Ended
Dec. 31, 2014
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Units Non-vested, March 31, 2014	0
Number of Units Granted	409,355
Number of Units Vested	(56,826)
Number of Units Forfeited	0
Number of Units Non-vested, December 31, 2014	352,529
Weighted Average Grant Date Fair Value Non-vested, March 31, 2014	$ 0
Weighted Average Grant Date Fair Value Granted	$ 6.30
Weighted Average Grant Date Fair Value Vested	$ 6.30
Weighted Average Grant Date Fair Value Forfeited	$ 0
Weighted Average Grant Date Fair Value Non-vested, December 31, 2014	$ 6.30
Total Grant Date Fair Value Non-vested, March 31, 2014	$ 0
Total Grant Date Fair Value Granted	2,579,000
Total Grant Date Fair Value Vested	(358,000)
Total Grant Date Fair Value Forfeited	0
Total Grant Date Fair Value Non-vested, December 31, 2014	$ 2,221,000